Share capital (Tables)	9 Months Ended
Sep. 30, 2020
Weighted average exercise price, and the weighted average remaining contractual life
			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired / Cancelled	-	-	-
Granted	410,000	2.34	9.19
Outstanding, September 30, 2020	6,500,000	$1.81	5.12
Options exercisable	6,235,416	$1.79	4.94

Stock and stock option-based compensation expense
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2020	2019	2020	2019
Stock options and stock compensation granted in:
2015	324,153	545,602	1,128,203	1,832,425
2018	–	–	-	13,038
2019	–	–	-	680,290
2020	52,858	-	291,292	-
Total stock-based compensation expense recognized	$377,011	$545,602	$1,419,495	$2,525,753

Stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Stock-based compensation pertaining to general and administrative	$162,077	$272,801	$564,102	$1,596,502
Stock-based compensation pertaining to research and development	214,934	272,801	855,393	929,251
Total	$377,011	$545,602	$1,419,495	$2,525,753